Organization And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Nov. 30, 2008
Cash paid for aquired entity		$ 15,573
Cash allocated to goodwill		3,734
Aggregate purchase price	1,218
Aggregate purchase price allocated to goodwil	$ 1,159
Minimum [Member]
Depreciation rate of intangible assets	10.00%
Maximum [Member]
Depreciation rate of intangible assets	33.00%